5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Restricted Cash and Funds held and due

	December 31, 2017	December 31, 2016

Restricted cash & Funds held for optionees
Covas - Blackheath	$ -	$ 4,175
Alvito - OZE	70,635	-
Alvalade, Marateca and Mertola - Funding Partner	97,275	-
	$ 167,910	$ 4,175

Due from optionee
Alvalade - Colt	$ -	$ 1
Covas - Blackheath	28,557	-
	$ 28,557	$ 1